Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax: 215-772-7620 Email: treilly@mmwr.com

September 15, 2014

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund – Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 (File No. 333-197877)

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Trust”), a Delaware statutory trust, attached herewith for filing please find Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14 (“PEA No. 2”). This PEA No. 2 is being filed in connection with a proposed shell reorganization between the Trust and New Alternatives Fund, Inc. (the “Fund”), a New York corporation (the “Reorganization). Pursuant to the terms of the Reorganization, and subject to shareholder approval from the shareholders of the Fund, the Fund is going to transfer all of its assets and liabilities to the Trust in exchange for Class A Shares of the Trust. It is anticipated that the Reorganization will occur in late October, 2014.

This PEA No. 2 is being filed for the purpose of: (i) incorporating by reference the un-audited financial information for the Fund for its most recent semi-annual fiscal period ended June 30, 2014; (ii) adding appropriate exhibits and consents; (iii) responding to any material comments from the Commission on the Trust’s initial Registration Statement on Form N-14 as filed with the Commission on August 5, 2014 (the “N-14”); and (iv) completing the disclosures contained in the N-14.

In a separate correspondence filing, the Trust will provide a detailed response to each comment from the Commission.

Montgomery McCracken Walker & Rhoads LLP

U. S. Securities and Exchange Commission

September 15, 2014

In addition, the Trust is separately filing with the Commission a request pursuant to Rule 461 under the Securities Act of 1933, as amended, to accelerate the effectiveness of this PEA No. 2. The Trust is willing to work with Ms. Fettig and Ms. Rossotto from the Commission to promptly resolve all comments and to get this registration statement declared effective as soon as is possible.

Questions concerning this filing may be directed to Terrance James Reilly at (215) 772-7318.

Very truly yours,

/s/ TERRANCE JAMES REILLY

Terrance James Reilly

cc:	David J. Schoenwald
Bonnie M. Scott
Christine Fettig (SEC)
Karen Rossotto (SEC)

Enclosure